BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATION
NOTE 3      -       BUSINESS COMBINATION

On January 25, 2022 , the Company acquired all of the outstanding shares of ancosys GmbH. (“ancosys”), a provider of chemical analysis and metrology solutions for semiconductor manufacturing for a cash amount of $81,708. The results of operations of ancosys were consolidated in the Company’s financial statements commencing the date of acquisition.

The agreement stipulated additional performance-based contingent consideration to shareholders of ancosys in an aggregate amount of up to $10,115 to be paid during 2022. The fair-value of the contingent consideration as of the acquisition date was $8,480 and measured based on the estimated future cash outflows, utilizing the Risk Neutral Probabilities Method. As of December 31, 2022, the performance-based contingent consideration was fully paid.

The following table summarizes the fair value of the consideration transferred to ancosys shareholders as of the acquisition date:

Cash paid	81,708
Fair-value of contingent consideration	8,480
90,188

The table below summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

	Fair Value	Amortization period

Cash and cash equivalents	3,239
Trade accounts receivable	10,074
Inventories	13,849
Property, plant and equipment	4,345
Other tangible assets assumed	1,192
Current Technology	45,284	9 years
Customer Relationships	4,681	13 years
Goodwill	30,655
Total assets acquired	113,319

Deferred tax liability	15,245
Other liabilities assumed	7,886
Total liabilities assumed	23,131

Net assets acquired	90,188

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is not deductible for income tax purpose.

The Company incurred approximately $1,360 in acquisition-related expenses and $1,635 in contingent consideration revaluation for the year ended December 31, 2022, recorded under general and administrative expenses. The contingent consideration was paid in full during 2022.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations. The amounts of revenue and earning of the acquiree since the acquisition date included in the consolidated income statements for the reporting period.